BMO FUNDS

Supplement dated April 9, 2013 to the Prospectus dated December 28, 2012

IMPORTANT NOTICE ABOUT NAME CHANGE

Effective May 17, 2013, Marshall Funds, Inc. will change its corporate name to BMO Funds, Inc. The Funds have been doing business as “BMO Funds” since 2011. The individual Fund names and ticker symbols will not change. However, the CUSIP identifier for each class of shares for each Fund will change. The new CUSIP identifiers will be available online at: http://bmofundsus.com/newcusips.

Portfolio Manager Information

The information in the Prospectus under “Fund Summary — BMO Low Volatility Equity Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since its inception in 2012. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since its inception in 2012.

The information in the Prospectus under “Fund Summary — BMO Large-Cap Value Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since February 2012. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Dividend Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  Kenneth Conrad, Ph.D., Ernesto Ramos, Ph.D., and Casey J. Sambs co-manage the Fund. Dr. Conrad, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since December 2012. Mr. Sambs, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since April 2013.

The information in the Prospectus under “Fund Summary — BMO Large-Cap Growth Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D. co-manage the Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since February 2012. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Short-Intermediate Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  Andrew M. Reed and Vincent S. Russo co-manage the Fund. Mr. Reed, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since February 2012. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Government Income Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  Daniel P. Byrne and David M. Komberec co-manage the Fund. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012. Mr. Komberec, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since February 2012.

The information in the Prospectus under “Fund Summary — BMO Aggregate Bond Fund — Management of the Fund — Portfolio Managers” is replaced with the following:

Portfolio Managers.  Daniel P. Byrne, Andrew M. Reed, and Vincent S. Russo co-manage the Fund. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012. Mr. Reed, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since December 2012. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012.

The information regarding the BMO Low Volatility Equity Fund, BMO Large-Cap Value Fund, BMO Dividend Income Fund, BMO Large-Cap Growth Fund, BMO Short-Intermediate Bond Fund, BMO Government Income Fund, and BMO Aggregate Bond Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

David A. Corris, Jason C. Hans, and Ernesto Ramos, Ph.D. co-manage the LOW VOLATILITY EQUITY FUND, LARGE-CAP VALUE FUND, and LARGE-CAP GROWTH FUND. All members of the team share investment decision making responsibilities with respect to each Fund. Mr. Corris, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008. Prior to 2008, Mr. Corris was a quantitative equity portfolio manager/researcher at Northern Trust Global Investments with responsibility for their global active strategies. He is a CFA Charterholder. Mr. Hans, a Director and a Portfolio Manager of the Adviser, joined the Adviser in 2008. Prior to 2008, Mr. Hans was a Managing Director and Head of Research for Quantitative Services Group, an independent quantitative research and model construction firm. He is a CFA Charterholder. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005. Mr. Corris has co-managed each Fund since April 2013. Mr. Hans and Dr. Ramos have co-managed the LOW VOLATILITY EQUITY FUND since its inception in 2012 and the LARGE-CAP VALUE FUND and LARGE-CAP GROWTH FUND since February 2012.

Kenneth Conrad, Ph.D., Ernesto Ramos, Ph.D., and Casey J. Sambs co-manage the DIVIDEND INCOME FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Dr. Conrad, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2008 and has co-managed the Fund since April 2013. Prior to 2008, Dr. Conrad was a quantitative analyst for MEMBERS Capital Advisors. He is a CFA Charterholder. The biographical information for Dr. Ramos is described above. He has co-managed the Fund since December 2012. Mr. Sambs, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since April 2013. He is a CFA Charterholder.

Andrew M. Reed and Vincent S. Russo co-manage the SHORT-INTERMEDIATE BOND FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. Mr. Reed, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2001 and has co-managed the Fund since February 2012. He is a CFA Charterholder. Mr. Russo, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2002 and has co-managed the Fund since February 2012.

Daniel P. Byrne and David M. Komberec co-manage the GOVERNMENT INCOME FUND. Both members of the team share investment decision making responsibilities with respect to the Fund. Mr. Byrne, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2010 and has co-managed the Fund since February 2012. He is a CFA Charterholder. From 2004 to 2010, Mr. Byrne was a Vice President at Marshall & Ilsley Corporation, the former parent company of the Adviser, where he was responsible for managing the corporation’s investments. Mr. Komberec, a Vice President and a Portfolio Manager of the Adviser, joined the Adviser in 2004 and has co-managed the Fund since February 2012.

Daniel P. Byrne, Andrew M. Reed, and Vincent S. Russo co-manage the AGGREGATE BOND FUND. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Byrne and Mr. Russo have co-managed the Fund since February 2012. Mr. Reed has co-managed the Fund since December 2012. The biographical information for Mr. Byrne, Mr. Reed, and Mr. Russo is described above.

Amendment of Benchmark Names

For the following Funds, the references to the benchmarks that appear in the Average Total Returns tables are amended as described below. No changes to the composition of the benchmarks have been made.

Fund	Name of Benchmark	Amended Name of Benchmark
BMO Ultra Short Tax-Free Fund	Barclays Capital 1-Year Municipal Bond Index	Barclays 1 Year Municipal Bond Index
BMO Short-Intermediate Bond Fund	Barclays Intermediate Governmental/Credit Index	Barclays U.S. Intermediate Government/Credit Bond Index
BMO Intermediate Tax-Free Fund	Barclays Capital Municipal Bond 1-15 Year Blend Index	Barclays 1-15 Year Blend Municipal Bond Index
BMO Government Income Fund	Barclays U.S. Mortgage-Backed Securities Index	Barclays U.S. MBS Index
BMO TCH Corporate Income Fund	Barclays Capital U.S. Credit Index	Barclays U.S. Credit Index
BMO Aggregate Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index
BMO TCH Core Plus Bond Fund	Barclays Aggregate Bond Index	Barclays U.S. Aggregate Bond Index

This supplement should be retained with your Prospectus for future reference.

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